Employee Benefits - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) yr	Mar. 31, 2018 JPY (¥) yr	Mar. 31, 2017 JPY (¥)
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligations | yr	11.9	11.5
Expected contribution to defined benefit plans for the year ending March 31, 2020	¥ 12,461
Amounts recognized as expenses for defined contribution plans	6,557	¥ 5,008	¥ 4,926
Employee benefits expenses incurred	¥ 869,640	¥ 831,273	¥ 753,712